Summary of Changes in Long Term Borrowings (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of long term debt [Line Items]
Beginning balance	$ 1,237,106		$ 1,427,181
Changes from financing cash flows:
Proceeds from unsecured senior notes	482,064
Proceeds From Senior Credit Facility	194,277		137,255
Proceeds from Real Estate Credit Facility	20,000		13,811
Redemption and repurchase of unsecured senior notes	(676,058)		(240,793)
Repayment Of Long Term Credit Facility			(37,319)
Repayment of Senior Credit Facility	(146,930)
Repayment of Real Estate Credit Facility	(1,883)
Debt issue costs	(9,450)		(354)
Loss (gain) on redemption and repurchase of unsecured senior notes	9,520		(43,814)
Amortization of debt issue costs	8,720		5,350
Original issue discount	201
Foreign exchange adjustment	(8,550)		(24,211)
Current	2,223		896
Long-term	1,106,794		1,236,210
Ending balance	1,109,017		1,237,106
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	95,041
Changes from financing cash flows:
Proceeds From Senior Credit Facility	194,277		137,255
Repayment Of Long Term Credit Facility			(37,243)
Repayment of Senior Credit Facility	(146,930)
Foreign exchange adjustment	6,818		(4,971)
Long-term	149,206		95,041
Ending balance	149,206		95,041
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Beginning balance	1,141,638		1,445,127
Changes from financing cash flows:
Proceeds from unsecured senior notes	482,064
Redemption and repurchase of unsecured senior notes	(676,058)		(240,793)
Loss (gain) on redemption and repurchase of unsecured senior notes	9,520		(43,814)
Original issue discount	3,628	$ 3
Foreign exchange adjustment	(15,273)		(18,882)
Long-term	945,519		1,141,638
Ending balance	945,519		1,141,638
Canadian Real Estate Credit Facility [Member]
Changes from financing cash flows:
Proceeds from Real Estate Credit Facility	20,000
Repayment of Real Estate Credit Facility	(1,000)
Current	1,333
Long-term	17,667
Ending balance	19,000
U.S. Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	13,370
Changes from financing cash flows:
Proceeds from Real Estate Credit Facility			13,811
Repayment Of Long Term Credit Facility			(76)
Repayment of Real Estate Credit Facility	(883)
Foreign exchange adjustment	(99)		(365)
Current	890		896
Long-term	11,498		12,474
Ending balance	12,388		13,370
Debt Issue Costs and Original Issue Discount [Member]
Disclosure of long term debt [Line Items]
Beginning balance	(12,943)		(17,946)
Changes from financing cash flows:
Debt issue costs	(9,450)		(354)
Amortization of debt issue costs	8,720		5,350
Original issue discount	(3,427)
Foreign exchange adjustment	4		7
Long-term	(17,096)		(12,943)
Ending balance	$ (17,096)		$ (12,943)